UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-44660

                             Ambassador Funds
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               (Exact name of registrant as specified in charter)

                             211 West Forte Street, Suite 720
                             Detroit, MI 48226
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               (Address of principal executive offices) (Zip Code)

			      Brian T. Jeffries
                              Ambassador Capital Management, LLC
                              211 West Forte Street, Suite 720
                              Detroit, MI 48226
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code:  313-961-3111
                                                           --------------

                     Date of fiscal year end: July 31
                                              --------------

                     Date of reporting period: April 30, 2005
                                               ----------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS

   The schedules as of the close of the reporting period, as set forth in SS.210.12-12 - 12-14 of Regulation S-X (17 CFR210.12-12 - 12-14), are filed below.  The schedules are not audited.


Ambassador Funds Money Market Fund
Schedule of Portfolio Investments (Unaudited)
April 30, 2005


									        MARKET VALUE
COMMERCIAL PAPER - 93.7%*
PRINCIPAL AMOUNT

Agricultural Operations - 1.5%
6,984,000	Cargill, Inc. 2.79%, 05/09/05					  $6,979,670


Automotive - 1.7%
5,000,000	FCAR Owner Trust I 2.90%, 05/18/05				   4,993,153
3,000,000	FCAR Owner Trust I 2.98%, 06/15/05				   2,988,825
										 -----------
										   7,981,978

Banking-U.S. - 7.6%
6,073,000	Falcon Asset Securitization Corp. (b) 2.80%, 05/04/05		   6,071,583
3,500,000	Falcon Asset Securitization Corp. (b) 2.98%, 05/24/05		   3,493,337
4,636,000	Falcon Asset Securitization Corp. (b) 3.00%, 05/27/05		   4,625,955
4,750,000	Galaxy Funding Inc. (b) 3.03%, 07/08/05				   4,722,814
5,763,000	Three Rivers Funding Corp. (b) 2.79%, 05/02/05			   5,762,553
5,959,000	Three Rivers Funding COrp. (b) 2.93%, 05/16/05			   5,951,725
4,178,000	Yorktown Capital LLC 2.93%, 05/26/05				   4,169,499
										 -----------
										  34,797,466

Banking-Foreign-Asian - 3.9%
6,048,000	Bryant Park Funding LLC (b) 3.01%, 06/24/05			   6,020,693
8,000,000	Bryant Park Funding LLC (b) 2.82%, 05/05/05			   7,997,493
3,775,000	Bryant Park Funding LLC (b) 3.01%, 05/25/05			   3,767,425
										 -----------
									          17,785,611

Banking-Foreign-Australian - 4.9%
4,300,000	Sydney Capital Corp. (b) 2.86%, 05/12/05			   4,296,242
4,480,000	Sydney Capital Corp. (b) 2.91%, 05/16/05			   4,474,568
4,240,000	Sydney Capital COrp. (b) 3.01%, 07/05/05			   4,216,957
2,227,000	Sydney Capital Corp. (b) 2.89%, 06/07/05			   2,220,385
4,279,000	Sydney Capital Corp. (b) 2.91%, 05/23/05			   4,271,391
2,843,000	Sydney Capital Corp. (b) 2.69%, 05/17/05			   2,839,636
										 -----------
									          22,319,179

Banking-Foreign-Canadian - 7.6%
9,676,000	Fairway Finance Corp. (b) 2.90%, 05/24/05			   9,658,073
1,889,000	Fairway Finance Corp. (b) 2.73%, 07/07/05			   1,879,402
6,360,000    	Fairway Finance Corp. (b) 2.90%, 05/26/05			   6,347,192
17,065,000 	Old Line Funding Corp. (b) 2.80%, 05/06/05		          17,058,364
										 -----------
									          34,943,031

Banking-Foreign-Denmark	- 3.0%
10,000,000	Danske Corp. 2.78%, 05/02/05					   9,999,228
4,000,000	Danske Corp. 3.01%, 07/07/05					   3,977,592
									         -----------
									          13,976,820

Banking-Foreign-French - 6.7%
10,000,000	Barton Capital Corp. (b) 2.80%, 05/02/05			   9,999,222
6,000,000	Barton Capital Corp. (b) 2.80%, 05/05/05			   5,998,134
5,169,000	Starbird Funding Corp. (b) 2.96%, 05/27/05			   5,157,950
4,750,000	Starbird Funding COrp. (b) 2.89%, 05/16/05			   4,744,280
5,004,000	Starbird Funding Corp. (b) 2.99%, 05/25/05			   4,994,025
									         -----------
										  30,893,611

Banking-Foreign-German - 9.8%
5,000,000	Beethoven Funding Corp. (b) 2.96%, 05/10/05		           4,996,300
6,000,000	Beethoven FUnding Corp. (b) 2.88%, 05/11/05			   5,995,108
2,260,000	Beethoven Funding COrp. (b) 2.92%, 05/13/05			   2,257,800
5,000,000	Greyhawk Funding LLC (b) 2.96%, 05/25/05			   4,990,133
2,078,000	Greyhawk Funding LLC (b) 2.66%, 05/17/05			   2,075,543
6,000,000	Greyhawk Funding LLC (b) 2.85%, 05/10/05			   5,995,725
4,000,000	Hannover Funding Corp. (b) 3.03%, 05/26/05			   3,991,583
5,000,000	Hannover Funding Corp. (b) 2.85%, 05/10/05			   4,996,428
10,000,000	Hannover Funding Corp. (b) 2.80%, 05/03/05			   9,998,445
										 -----------
										  45,297,065

Banking-Foreign-Netherlands - 7.1%
7,610,000	Amsterdam Funding Corp. (b) 2.82%, 05/10/05			   7,604,622
8,000,000	Amsterdam Funding Corp. (b) 2.89%, 05/19/05			   7,988,440
3,000,000	Amsterdam Funding Corp. (b) 2.89%, 05/17/05			   2,996,147
10,000,000	Atlantis One Funding Corp.(b) 2.80%, 05/05/05			   9,996,889
4,000,000	Windmill Funding Corp. (b) 2.94%, 06/15/05			   3,985,300
									         -----------
									          32,571,398

Banking-Foreign-Swedish - 1.8%
4,000,000	Three Crowns Funding Corp. (b) 3.24%, 10/17/05			   3,939,160
4,500,000	Three Crowns Funding Corp. (b) 3.00%, 06/01/05			   4,488,375
										 -----------
										   8,427,535

Conglomerate - 0.96 %
4,500,000	Edison Asset Securitization LLC (b) 3.23%, 10/03/05		   4,437,419


Construction Machinery	- 4.3%
5,763,000	Dealers Capital Access 2.83%, 05/02/05				   5,762,547
8,000,000	Dealers Capital Access 2.91%, 05/20/05				   7,987,714
3,160,000	Dealers Capital Access 3.06%, 07/15/05				   3,139,855
3,000,000	Dealers Capital Access 2.98%, 06/08/05				   2,990,563
									         -----------
										  19,880,679

Finance - 18.0%
15,000,000	Charta Corp. (b) 2.83%, 05/12/05			          14,987,029
3,692,000	Charta Corp. (b) 2.91%, 05/24/05				   3,685,136
5,110,000	Charta Corp. (b) 2.89%, 05/20/05				   5,102,206
3,851,000	Galleon Capital Corp. 2.88%, 05/11/05				   3,847,919
6,082,000	Galleon Capital Corp. 2.95%, 05/19/05				   6,073,029
5,000,000	Galleon Capital Corp. 2.84%, 05/25/05				   4,990,533
3,768,000	Galleon Capital Corp. 2.80%, 05/02/05				   3,767,707
4,400,000	General Electric Capital Corp. (b) 3.19%, 09/26/05		   4,342,297
2,000,000	General Electric Capital Corp. (b) 2.97%, 08/22/05		   1,981,355
3,000,000	Int'l Lease Finance Corp. 2.90%, 05/23/05			   2,994,684
9,000,000	Int'l Lease Finance Corp. 3.03%, 07/06/05			   8,950,005
4,000,000	Int'l Lease Finance Corp. 2.92%, 05/27/05		           3,991,564
6,000,000	National Rural Utilities 2.82%, 05/11/05			   5,995,300
6,000,000	National Rural Utilities 2.82%, 05/12/05			   5,994,830
6,009,000	National Rural Utilities 3.02%, 05/23/05			   5,997,910
				 						 -----------
										  82,701,504

Food and Kindred Products - 3.3%
10,000,000	Nestle Capital Corp. 2.73%, 05/04/05				   9,997,725
5,000,000	Nestle Capital Corp. 2.97%, 07/01/05				   4,974,837
								    		 -----------
										  14,972,562

Insurance - 4.1%
8,100,000	Co-Operative Association of Tractor Dealers-B 2.72%,
		   05/31/05							   8,080,940
1,000,000	Co-Operative Association of Tractor Dealers-B 2.83%,
		   05/17/05							     998,742
444,000		Co-Operative Association of Tractor Dealers-B 2.73%,
		   05/27/05							     443,124
2,137,000	Triple A One Funding Corp. (b) 2.85%, 05/13/05			   2,134,970
2,373,000	Triple A One Funding Corp. (b) 3.00%, 05/12/05			   2,370,825
5,000,000	Triple A One Funding Corp. (b) 2.83%, 05/09/05			   4,996,856
										 -----------
										  19,025,457

Pharmaceuticals	- 3.3%
1,544,000	Pfizer, Inc. 2.50%, 05/03/05					   1,543,785
13,780,000	Pfizer, Inc. 2.87%, 05/31/05				          13,747,043
									         -----------
										  15,290,828

Retail - 4.1%
3,557,000 	7-Eleven, Inc. 2.77%, 05/09/05					   3,554,810
4,425,000	7-Eleven, Inc. 2.77%, 05/02/05					   4,424,660
5,000,000	Wal-Mart Stores, Inc. (b) 2.91%, 05/17/05			   4,993,533
6,000,000	Wal-Mart Stores, Inc. (b) 2.74%, 05/03/05			   5,999,087
									         -----------
										  18,972,090


TOTAL COMMERCIAL PAPER								 431,253,903


MUNICIPAL VARIABLE RATE DEMAND NOTES - 0.5%**

2,400,000	Kent County, GO 2.51%, 03/01/06					   2,400,000
									         -----------

TOTAL MUNICIPAL VARIABLE RATE DEMAND NOTES					   2,400,000


U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.8%

3,000,000	Federal Home Loan Mortgage Corp. 3.34%, 12/22/05		   2,934,592
1,500,000	Federal Home Loan Bank 2.00%, 10/28/05				   1,492,606
2,500,000	Federal Home Loan Bank 3.01%, 08/01/05				   2,480,770
959,000		Federal National Mortgage Association 2.85%, 07/15/05		     967,164
5,000,000	Federal National Mortgage Association 2.53%, 05/18/05		   4,994,016
									         -----------

TOTAL U.S. GOV'T AGENCY								  12,869,148

CERTIFICATEs Of DEPOSIT - 3.3% (c)

5,060,868	Flagstar Bank 3.22%, 05/23/05					   5,060,868
5,093,594	Mercantile Bank 2.91%, 05/23/05					   5,093,593
5,069,379	Republic Bank 3.00%, 06/24/05					   5,069,379
										 -----------

TOTAL CERTIFICATES Of DEPOSIT							  15,223,840
									         -----------


TOTAL INVESTMENTS - 100.3%							 461,746,891
   (Cost $461,746,891)(a)

OTHER NET ASSETS LESS LIABILITIES - (0.3%)					  (1,193,590)
									         -----------

TOTAL NET ASSETS - 100%								$460,553,301
										 ===========



(a) Cost and market value , for federal income tax and financial reporting purposes, are the same.

(b) Resale of these securities is exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c)  Illiquid, non-negotiable securities.

*    Rate presented indicates the effective yield at time of purchase.

** Variable rate security. The interest rate on this security is adjusted periodically to reflect current short-term interest rates. The rate presented in this report represents the rate that was in effect on April 30, 2005. This ssecurity contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly or semi-annually.

GO   General Obligation.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
     (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Ambassador Funds
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By (Signature and Title)* /s/ Brian T. Jeffries
                         -------------------------------------------------------
                          Brian T. Jeffires, Principal Executive Officer

Date                      June 23, 2005
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(Registrant) Ambassador Funds
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By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Chief Financial Officer

Date                      June 23, 2005
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  Brian T. Jeffries
                         -------------------------------------------------------
                          Brian T. Jeffries, Principal Executive Officer

Date                      June 23, 2005
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By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Chief Financial Officer

Date                      June 23, 2005
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* Print the name and title of each signing officer under his or her signature.